Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing earnings available to common shareholders by the weighted average number of common shares outstanding. Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of any dilutive potential common shares outstanding during the period, if any. The effects include adjustments to the numerator for any change in fair market value attributed to the derivatives liabilities (related to the Series C convertible preferred stock and warrants) during the period the convertible securities are dilutive. The computation of basic and diluted earnings per common share is presented below:

	Three months ended		Nine months ended
(dollars in thousands, except per share data)	September 30,		September 30,
	2013	2012	2013	2012
Basic and Diluted Earnings per Share
Calculation:
Numerator: basic
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$(16)	$(1,382)	$(2,809)	$(6,852)
Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to
common shareholders - total basic	$859	$(3,102)	$(2,500)	$(6,129)

Numerator: diluted
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$(16)	$(1,382)	$(2,809)	$(6,852)
Preferred C dividend	469	0	0	0
Derivative Liability change
in fair market value	(2,674)	0	0	0
Total continuing operations	(2,221)	(1,382)	(2,809)	(6,852)
Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to
common shareholders - total diluted	$(1,346)	$(3,102)	$(2,500)	$(6,129)

Denominator:
Weighted average number
of common shares - basic	2,890,873	2,885,447	2,889,224	2,884,539
Restricted stock	1,476	0	0	0
Series C preferred stock	3,750,000	0	0	0
Warrants	3,750,000	0	0	0
Weighted average number
of common shares - diluted	10,392,349	2,885,447	2,889,224	2,884,539

Basic and Diluted Earnings
Per Common Share:
Net earnings (loss) attributable
to common shareholders
per weighted average common share:
Continuing operations - Basic	$(0.01)	$(0.48)	$(0.98)	$(2.37)
Discontinued operations - Basic	0.31	(0.60)	0.11	0.25
Total - Basic EPS	$0.30	$(1.08)	$(0.87)	$(2.12)
Continuing operations - Diluted	$(0.21)	$(0.48)	$(0.98)	$(2.37)
Discontinued operations - Diluted	0.08	(0.60)	0.11	0.25
Total - Diluted EPS	$(0.13)	$(1.08)	$(0.87)	$(2.12)

The net earnings (loss) attributable to noncontrolling interest is allocated between continuing and discontinued operations.  Additionally, unvested stock awards, outstanding stock options, the Series C convertible preferred stock and warrants, and the preferred operating units, if any, have been omitted from the denominator for the purpose of computing diluted earnings per share when the effects of including these awards in the denominator would be antidilutive due to the loss from continuing operations applicable to common shareholders.  The following table summarizes the weighted average of common stock equivalence of potentially dilutive securities that have been excluded from the denominator for the purpose of computing diluted earnings per share:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Preferred operating units	0	1,428	0	1,428
Outstanding stock options	31,003	22,253	31,003	22,253
Unvested stock awards outstanding	0	888	1,555	321
Warrants	0	3,787,245	3,750,000	3,305,673
Series C preferred stock	0	3,750,000	3,750,000	3,268,248
Total potentially dilutive securities
excluded from the denominator	31,003	7,561,814	7,532,558	6,597,923